Share-Based Payment - Summary of Fair Value of Share Options (Detail)	Jun. 12, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
The closing price at the Grant Date	$ 54.25
Risk free interest rate	0.65%
Expected dividend yield	5.90%
Expected volatility (Note)	21.34%